Other Income and Gain	12 Months Ended
Dec. 31, 2025
Other Income and Gain [Abstract]
Other income and gain
17.	Other income and gain

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Sundry income	5,883	42,970	173,066	22,234
Interest income	48,233	286,321	96,179	12,357
Fair value gain on contingent consideration			717,606	92,199
Gain arising from the drawdown of the SEPA	—	—	1,033,094	132,733
Fair value change in embedded derivative liability	—	1,623,695	1,452,727	186,647
	54,116	1,952,986	3,472,672	446,170